First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 1.0%
330,168	Winnebago Industries, Inc.	$24,062,644
	Banks — 14.8%
480,986	Bank OZK	23,967,532
791,607	Cadence Bank	23,423,651
544,632	Cathay General Bancorp	24,274,248
434,810	Comerica, Inc.	24,266,746
791,020	Eagle Bancorp, Inc.	23,841,343
337,483	East West Bancorp, Inc.	24,281,902
1,458,998	First BanCorp	24,000,517
471,820	International Bancshares Corp.	25,629,262
650,239	OFG Bancorp	24,370,958
823,614	Pacific Premier Bancorp, Inc.	23,975,404
299,182	Popular, Inc.	24,553,867
607,807	Synovus Financial Corp.	22,883,934
1,033,044	Veritex Holdings, Inc.	24,038,934
258,861	Wintrust Financial Corp.	24,009,358
549,389	Zions Bancorp N.A.	24,101,695
		361,619,351
	Building Products — 2.9%
171,334	Advanced Drainage Systems, Inc.	24,096,414
157,989	Owens Corning	23,418,709
195,229	UFP Industries, Inc.	24,511,001
		72,026,124
	Capital Markets — 2.0%
146,257	Evercore, Inc., Class A	25,017,260
361,735	Stifel Financial Corp.	25,013,975
		50,031,235
	Chemicals — 1.0%
171,934	Westlake Corp.	24,063,883
	Commercial Services & Supplies — 1.0%
145,469	Tetra Tech, Inc.	24,283,140
	Communications Equipment — 1.0%
821,739	Juniper Networks, Inc.	24,224,866
	Construction & Engineering — 1.0%
260,983	AECOM	24,122,659
	Consumer Finance — 3.0%
690,644	Ally Financial, Inc.	24,117,289
1,319,892	SLM Corp.	25,236,335
648,907	Synchrony Financial	24,781,758
		74,135,382
	Electrical Equipment — 2.0%
74,042	Hubbell, Inc.	24,354,635
164,437	Regal Rexnord Corp.	24,339,965
		48,694,600
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 5.0%
220,012	Advanced Energy Industries, Inc.	$23,963,707
863,945	Benchmark Electronics, Inc.	23,879,440
450,206	Crane NXT Co.	25,603,215
92,436	Littelfuse, Inc.	24,732,176
996,126	Vishay Intertechnology, Inc.	23,877,140
		122,055,678
	Energy Equipment & Services — 1.0%
547,142	Cactus, Inc., Class A	24,840,247
	Financial Services — 6.0%
707,591	Equitable Holdings, Inc.	23,562,780
473,128	Essent Group Ltd.	24,952,771
478,355	Jackson Financial, Inc., Class A	24,491,776
1,270,386	MGIC Investment Corp.	24,505,746
858,889	Radian Group, Inc.	24,521,281
229,814	Walker & Dunlop, Inc.	25,511,652
		147,546,006
	Ground Transportation — 3.0%
125,828	Landstar System, Inc.	24,366,592
1,213,162	Marten Transport Ltd.	25,452,139
958,033	Schneider National, Inc., Class B	24,381,940
		74,200,671
	Household Durables — 6.1%
282,820	Century Communities, Inc.	25,776,215
767,587	Ethan Allen Interiors, Inc.	24,501,377
667,312	La-Z-Boy, Inc.	24,637,159
453,015	MDC Holdings, Inc.	25,029,079
235,001	PulteGroup, Inc.	24,256,803
234,991	Toll Brothers, Inc.	24,154,725
		148,355,358
	Insurance — 4.0%
202,493	American Financial Group, Inc.	24,074,393
495,905	Fidelity National Financial, Inc.	25,301,073
307,009	Principal Financial Group, Inc.	24,152,398
553,013	Unum Group	25,007,248
		98,535,112
	Machinery — 8.0%
201,951	AGCO Corp.	24,518,871
367,317	Donaldson Co., Inc.	24,004,166
283,054	Graco, Inc.	24,557,765
113,965	IDEX Corp.	24,742,941
208,048	ITT, Inc.	24,824,288
539,314	Mueller Industries, Inc.	25,428,655
84,105	Snap-on, Inc.	24,292,888
415,016	Terex Corp.	23,846,819
		196,216,393

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 1.1%
236,902	Matson, Inc.	$25,964,459
	Media — 2.0%
733,086	Interpublic Group of (The) Cos., Inc.	23,927,927
277,459	Omnicom Group, Inc.	24,002,978
		47,930,905
	Metals & Mining — 4.0%
76,271	Alpha Metallurgical Resources, Inc.	25,849,767
502,364	Commercial Metals Co.	25,138,294
89,029	Reliance Steel & Aluminum Co.	24,899,631
193,426	Steel Dynamics, Inc.	22,843,611
		98,731,303
	Oil, Gas & Consumable Fuels — 8.9%
463,505	California Resources Corp.	25,344,453
147,167	Chord Energy Corp.	24,463,570
349,284	Civitas Resources, Inc.	23,884,040
245,898	CONSOL Energy, Inc.	24,720,126
626,527	EQT Corp.	24,221,534
1,119,812	Magnolia Oil & Gas Corp., Class A	23,840,798
428,588	Matador Resources Co.	24,369,514
635,992	SM Energy Co.	24,625,610
15,072	Texas Pacific Land Corp.	23,699,966
		219,169,611
	Paper & Forest Products — 1.0%
358,172	Louisiana-Pacific Corp.	25,369,323
	Personal Care Products — 2.0%
170,664	Inter Parfums, Inc.	24,577,323
352,646	Medifast, Inc.	23,704,864
		48,282,187
	Professional Services — 4.0%
692,543	Genpact Ltd.	24,038,167
209,958	Insperity, Inc.	24,611,277
1,704,314	Resources Connection, Inc.	24,150,129
276,840	Robert Half, Inc.	24,339,773
		97,139,346
	Real Estate Management & Development — 1.1%
594,670	Marcus & Millichap, Inc.	25,975,185
	Semiconductors & Semiconductor Equipment — 4.0%
721,236	Amkor Technology, Inc.	23,995,522
213,898	Skyworks Solutions, Inc.	24,046,413
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
229,034	Teradyne, Inc.	$24,854,769
130,119	Universal Display Corp.	24,886,560
		97,783,264
	Specialty Retail — 3.0%
311,557	Best Buy Co., Inc.	24,388,682
537,867	Buckle (The), Inc.	25,559,440
166,509	Dick’s Sporting Goods, Inc.	24,468,497
		74,416,619
	Technology Hardware, Storage & Peripherals — 1.0%
270,893	NetApp, Inc.	23,881,927
	Textiles, Apparel & Luxury Goods — 2.9%
295,524	Columbia Sportswear Co.	23,505,979
793,322	Movado Group, Inc.	23,918,658
570,522	Steven Madden Ltd.	23,961,924
		71,386,561
	Trading Companies & Distributors — 2.1%
205,317	Boise Cascade Co.	26,559,807
57,197	Watsco, Inc.	24,507,199
		51,067,006

	Total Investments — 99.9%	2,446,111,045
	(Cost $2,147,551,285)
	Net Other Assets and Liabilities — 0.1%	1,906,154
	Net Assets — 100.0%	$2,448,017,199

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,446,111,045	$ 2,446,111,045	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
2,994	Textron, Inc.	$240,777
	Banks — 11.3%
202	First Citizens BancShares, Inc., Class A	286,632
1,585	JPMorgan Chase & Co.	269,609
8,918	Popular, Inc.	731,900
12,416	Western Alliance Bancorp	816,849
15,460	Zions Bancorp N.A.	678,230
		2,783,220
	Beverages — 1.4%
5,787	Molson Coors Beverage Co., Class B	354,222
	Building Products — 5.4%
3,137	Builders FirstSource, Inc. (a)	523,691
2,519	Owens Corning	373,392
3,497	UFP Industries, Inc.	439,048
		1,336,131
	Chemicals — 2.0%
3,524	Westlake Corp.	493,219
	Construction & Engineering — 1.3%
9,136	API Group Corp. (a)	316,106
	Consumer Finance — 2.7%
13,609	OneMain Holdings, Inc.	669,563
	Consumer Staples Distribution & Retail — 1.0%
5,574	US Foods Holding Corp. (a)	253,115
	Electric Utilities — 1.2%
17,147	PG&E Corp.	309,160
	Electronic Equipment, Instruments & Components — 1.0%
1,908	Jabil, Inc.	243,079
	Food Products — 2.3%
5,622	Bunge Global S.A.	567,541
	Health Care Providers & Services — 5.6%
5,267	Cardinal Health, Inc.	530,914
869	HCA Healthcare, Inc.	235,221
8,094	Tenet Healthcare Corp. (a)	611,663
		1,377,798
	Hotels, Restaurants & Leisure — 1.1%
4,353	Boyd Gaming Corp.	272,541
	Household Durables — 21.1%
5,273	D.R. Horton, Inc.	801,391
5,062	Lennar Corp., Class A	754,440
5,157	Meritage Homes Corp.	898,349
Shares	Description	Value

	Household Durables (Continued)
7,904	PulteGroup, Inc.	$815,851
14,653	Taylor Morrison Home Corp. (a)	781,738
8,090	Toll Brothers, Inc.	831,571
848	TopBuild Corp. (a)	317,372
		5,200,712
	Independent Power and Renewable Electricity Producers — 1.4%
8,957	Vistra Corp.	345,024
	Insurance — 7.0%
17,431	Old Republic International Corp.	512,471
4,111	Reinsurance Group of America, Inc.	665,078
12,216	Unum Group	552,407
		1,729,956
	Machinery — 1.2%
2,972	PACCAR, Inc.	290,216
	Metals & Mining — 1.6%
1,410	Reliance Steel & Aluminum Co.	394,349
	Oil, Gas & Consumable Fuels — 17.0%
5,792	APA Corp.	207,817
1,708	ConocoPhillips	198,247
1,955	Diamondback Energy, Inc.	303,181
2,857	Exxon Mobil Corp.	285,643
17,620	Kinder Morgan, Inc.	310,817
3,924	Marathon Petroleum Corp.	582,165
9,629	Murphy Oil Corp.	410,773
13,398	PBF Energy, Inc., Class A	588,976
5,364	Phillips 66	714,163
4,630	Valero Energy Corp.	601,900
		4,203,682
	Specialty Retail — 6.3%
2,911	AutoNation, Inc. (a)	437,174
2,162	Lithia Motors, Inc.	711,904
2,530	Penske Automotive Group, Inc.	406,090
		1,555,168
	Technology Hardware, Storage & Peripherals — 2.7%
8,641	Dell Technologies, Inc., Class C	661,037

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 4.3%
4,219	Beacon Roofing Supply, Inc. (a)	$367,138
3,931	WESCO International, Inc.	683,522
		1,050,660

	Total Investments — 99.9%	24,647,276
	(Cost $20,477,735)
	Net Other Assets and Liabilities — 0.1%	14,027
	Net Assets — 100.0%	$24,661,303

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,647,276	$ 24,647,276	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.1%
10,216	Howmet Aerospace, Inc.	$552,890
	Banks — 1.3%
3,709	JPMorgan Chase & Co.	630,901
	Beverages — 4.2%
14,047	Molson Coors Beverage Co., Class B	859,817
21,018	Monster Beverage Corp. (a)	1,210,847
		2,070,664
	Commercial Services & Supplies — 7.0%
2,264	Cintas Corp.	1,364,422
12,181	Copart, Inc. (a)	596,869
9,087	Republic Services, Inc.	1,498,537
		3,459,828
	Communications Equipment — 1.9%
3,073	Motorola Solutions, Inc.	962,126
	Construction & Engineering — 2.1%
10,972	AECOM	1,014,142
	Consumer Staples Distribution & Retail — 2.7%
2,001	Costco Wholesale Corp.	1,320,820
	Electric Utilities — 1.4%
38,350	PG&E Corp.	691,451
	Electrical Equipment — 2.6%
7,921	AMETEK, Inc.	1,306,094
	Electronic Equipment, Instruments & Components — 2.0%
9,769	Amphenol Corp., Class A	968,401
	Financial Services — 6.4%
4,041	Fiserv, Inc. (a)	536,806
2,919	Mastercard, Inc., Class A	1,244,983
5,253	Visa, Inc., Class A	1,367,619
		3,149,408
	Ground Transportation — 1.4%
3,473	Landstar System, Inc.	672,546
	Health Care Providers & Services — 9.1%
10,703	Cardinal Health, Inc.	1,078,862
6,941	Cencora, Inc.	1,425,543
2,514	Chemed Corp.	1,470,062
1,790	HCA Healthcare, Inc.	484,517
		4,458,984
Shares	Description	Value

	Hotels, Restaurants & Leisure — 9.7%
9,242	Darden Restaurants, Inc.	$1,518,461
4,212	Hilton Worldwide Holdings, Inc.	766,963
8,159	Texas Roadhouse, Inc.	997,274
11,306	Yum! Brands, Inc.	1,477,242
		4,759,940
	Household Products — 3.1%
10,408	Procter & Gamble (The) Co.	1,525,188
	Insurance — 13.7%
14,829	Aflac, Inc.	1,223,392
3,733	Aon PLC, Class A	1,086,378
5,218	Arthur J. Gallagher & Co.	1,173,424
6,576	Marsh & McLennan Cos., Inc.	1,245,955
45,357	Old Republic International Corp.	1,333,496
6,743	Selective Insurance Group, Inc.	670,793
		6,733,438
	IT Services — 2.7%
1,367	Gartner, Inc. (a)	616,667
3,527	VeriSign, Inc. (a)	726,421
		1,343,088
	Machinery — 7.3%
14,677	Otis Worldwide Corp.	1,313,151
5,943	PACCAR, Inc.	580,334
2,725	Snap-on, Inc.	787,089
7,243	Westinghouse Air Brake Technologies Corp.	919,137
		3,599,711
	Oil, Gas & Consumable Fuels — 3.5%
35,435	Antero Midstream Corp.	444,000
72,162	Kinder Morgan, Inc.	1,272,938
		1,716,938
	Professional Services — 4.0%
2,811	CACI International, Inc., Class A (a)	910,370
8,571	KBR, Inc.	474,919
2,408	Verisk Analytics, Inc.	575,175
		1,960,464
	Software — 1.7%
4,676	PTC, Inc. (a)	818,113
	Specialized REITs — 1.0%
7,417	Iron Mountain, Inc.	519,042
	Specialty Retail — 8.6%
395	AutoZone, Inc. (a)	1,021,316
1,712	Home Depot (The), Inc.	593,293
1,337	O’Reilly Automotive, Inc. (a)	1,270,257
14,470	TJX (The) Cos., Inc.	1,357,431
		4,242,297

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 1.4%
10,298	Fastenal Co.	$667,001

	Total Investments — 99.9%	49,143,475
	(Cost $45,747,263)
	Net Other Assets and Liabilities — 0.1%	71,146
	Net Assets — 100.0%	$49,214,621

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 49,143,475	$ 49,143,475	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, and Dorsey Wright Momentum Plus ValueTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.